Cover	Jun. 17, 2021	Jun. 07, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 17, 2021
Entity Registrant Name	Penn National Gaming, Inc.
Entity Central Index Key	0000921738
Entity Incorporation, State or Country Code	PA
Entity File Number	0-24206
Entity Tax Identification Number	23-2234473
Entity Address, Address Line One	825 Berkshire Blvd., Suite 200
Entity Address, City or Town	Wyomissing
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19610
City Area Code	610
Local Phone Number	373-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	PENN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company		false
Document Information [Line Items]
Entity Central Index Key	0000921738
Amendment Flag	false
Current Fiscal Year End Date	--12-31